COMMITMENTS AND CONTINGENCIES - Additional Information (Details)								1 Months Ended						3 Months Ended			4 Months Ended	9 Months Ended			12 Months Ended
	Nov. 13, 2025 EUR (€)	Oct. 14, 2025 USD ($)	Oct. 01, 2025 USD ($)	Mar. 14, 2025 USD ($)	Mar. 14, 2025 £ / shares	Feb. 19, 2025 USD ($) shares	Jan. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) ft²	Aug. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Nov. 30, 2023	Sep. 30, 2025 USD ($) ft²	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) ft²	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Sep. 30, 2025 EUR (€) ft²	Aug. 27, 2025	Jul. 31, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Operating lease weighted-average remaining lease term																					6 months	1 year 6 months
Operating lease weighted-average discount rate																					7.00%	7.00%
Purchase commitment																		$ 455,048			$ 466,798	$ 602,335
Default judgment liabilities to land lord									$ 409,278					$ 409,278				$ 409,278
Accrued interest rate percentage on judgment amount									10.00%					10.00%				10.00%					10.00%
Impairment to reduce the right-of-use asset																		$ 150,077
Operating lease cost														$ 0		$ 102,938		0		$ 308,814	411,751	$ 352,080
Net book value									$ 0					0				0
CFGI, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount																		86,826			86,826
Loss Contingency, Damages Sought, Value																		86,826			86,826
FICTIV, Inc. [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount							$ 197,899
Loss Contingency, Damages Sought, Value							$ 197,899
FICTIV, Inc. [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Default judgment payment		$ 130,000
Centennial Tech Industrial Owner LLC [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount											$ 409,278										409,278
Loss Contingency, Damages Sought, Value											409,278										409,278
Ron Nicol [Member]
COMMITMENTS AND CONTINGENCIES
Insurance premium paid																		1,500,000			$ 1,500,000
Executive Chairman and Co-Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES
Receivables											1,350,000						$ 1,350,000
Liqueous Settlement Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate settlement amount																	$ 1,450,000
Proceeds received from settlement															$ 1,000,000
Gain on settlement of agreement									40,000		300,000							450,000
Issuance of Common Stock (in shares) | shares																	9,186,581
Debt instrument face amount											$ 411,865						$ 411,865
Liqueous Settlement Agreement [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Liability settlement								$ 130,000
Indigo Capital Convertible Notes [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Debt instrument face amount						$ 1,578,495
Tekne Letter [Member]
COMMITMENTS AND CONTINGENCIES
Acquisition ownership interest percentage																								70.00%
Enterprise value of tekne																		60,000,000
Interest to be acquired																								70.00%
Enterprise derivatively value																		42,000,000
Working Capital | €																			€ 40,000,000
cash | €																							€ 10,500,000
Inventory monetization program | €																			€ 30,000,000
Tekne Letter [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Convertible notes issued | €	€ 15,000,000
Escrow deposit amount | €	4,200,000
Inventory monetization program | €	€ 2,000,000
Tekne Letter [Member] | Tekne S.p.A. [Member]
COMMITMENTS AND CONTINGENCIES
Equity interest																								3.00%
Tekne Letter [Member] | Tekne S.p.A. [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Equity interest	2.90%
Trumar Capital LLC Acquisition Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Purchase of ownership interest												20.00%			20.00%
Payments to acquire ownership interest in cash												$ 1,500,000						1,500,000
Payments to acquire ownership interest in notes												$ 23,500,000
Deposit payable									900,000					$ 900,000				900,000
Common stock excess outstanding percentage																									19.90%
Assets guaranteed						$ 4,200,000
Remaining percentage of ownership to be held																									80.00%
Principal amount																									$ 900,000
Business acquisition, cash paid																		$ 600,000
Issuance of Common Stock (in shares) | shares						6,086,957
Trumar Capital LLC Acquisition Agreement [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Purchase of ownership interest						20.00%
Payments to acquire ownership interest in cash						$ 1,500,000
Payments to acquire ownership interest in notes						$ 23,500,000
Common stock excess outstanding percentage						19.90%
Assets guaranteed						$ 4,200,000
Issuance of Common Stock (in shares) | shares						6,086,957
Tekne [Member]
COMMITMENTS AND CONTINGENCIES
Percentage of capital owned																		20.00%	20.00%
SYME Strategic Investment [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price in cash				$ 5,150,000
Fixed conversion rate | £ / shares					£ 0.00003
Exercise price | £ / shares					0.000039
Inventory monetization advanced									$ 400,000
SYME Strategic Investment [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Convertible notes issued				3,000,000
Aggregate purchase price in cash				$ 5,150,000
Fixed conversion rate | £ / shares					0.00003
Exercise price | £ / shares					£ 0.000039
Additional inventory monetization advanced			$ 2,743,545
Tekne US Joint Venture [Member]
COMMITMENTS AND CONTINGENCIES
Percentage of capital owned																		80.00%	80.00%
COLORADO [Member] | District Court [Member] | FiconTEC Inc [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount										$ 394,274
Loss Contingency, Damages Sought, Value										$ 394,274
Post judgment interest accrued										8.00%
COLORADO [Member] | Office Building [Member]
COMMITMENTS AND CONTINGENCIES
Area of land | ft²									27,900					27,900				27,900			27,900		27,900
Operating lease original expiry																		2024-12	2024-12		2024-12
Operating lease extended expiry													2025-06					2025-06	2025-06
ILLINOIS | FiconTEC Inc [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount										$ 30,379
Loss Contingency, Damages Sought, Value										$ 30,379
Post judgment interest accrued										9.00%
Tekne Loan [Member] | Tekne Letter [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Convertible notes issued | €	€ 13,000,000
Letter of Credit [Member] | Tekne Letter [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Cash collateral | €	€ 875,000